Adjusting items - Profit from operations (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
(a) Restructuring and integration costs	£ 13	£ 0
(b) Impairment of goodwill	72	0
(c) Credit in respect of settlement of historical litigation in relation to the Fox River	0	(132)
(c) Charges in respect of DOJ and OFAC investigations	0	4	£ 4
(c) Other adjusting items (including Engle)	30	133
(d) Changes in provision in relation to Canada Approved Plans	(575)	0
Profit from operations	5,069	4,258
Adj items
Disclosure of attribution of expenses by nature to their function [line items]
Profit from operations	325	1,306
Romania
Disclosure of attribution of expenses by nature to their function [line items]
(c) Romania other taxes	(22)	0
Total for all associates
Disclosure of attribution of expenses by nature to their function [line items]
Charges in connection with planned disposal of subsidiaries	3	6
Trademarks and similar intangibles
Disclosure of attribution of expenses by nature to their function [line items]
(b) Amortisation and impairment of trademarks and similar intangibles	£ 804	£ 1,295